Net Loss Per Share - Schedule of Basic And Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net Loss	$ (10,796)	$ (21,285)	$ (30,339)	$ (44,671)	$ (81,580)	$ (84,686)
Denominator:
Weighted-average shares of common stock outstanding-basic	35,800,821	34,976,409	35,563,754	34,894,001	35,075,924	34,351,274
Weighted-average shares of common stock outstanding-diluted	35,800,821	34,976,409	35,563,754	34,894,001	35,075,924	34,351,274
Net loss per share-basic	$ (0.3)	$ (0.61)	$ (0.85)	$ (1.28)	$ (2.33)	$ (2.47)
Net loss per share-diluted	$ (0.3)	$ (0.61)	$ (0.85)	$ (1.28)	$ (2.33)	$ (2.47)